CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 3,314,845	$ 3,833,195	$ 20,749,683
Accounts receivable, net	17,484,240	19,759,254	23,691,997
Accounts receivable - related party	1,285,743	1,099,098	2,710,301
Marketable securities	22,808	20,075	14,881
Inventory	4,885,015	4,789,054	3,451,868
Loans receivable	491,897	411,858	377,038
Loans receivable - related party	445,800	442,480	427,920
Prepaid expenses and other current assets	1,914,881	1,811,911	1,546,225
Prepaid expenses and other current assets - related party	6,393,642	4,440,855	3,397,000
TOTAL CURRENT ASSETS	36,238,871	36,607,780	56,366,913
Property and equipment, net	10,575,928	10,455,499	1,817,025
Goodwill and intangible assets, net	7,746,761	7,684,183	706,914
Loans receivable - long term portion	3,225,879	3,509,200	3,792,034
Loans receivable - related party - long term	3,234,604	3,539,840	3,851,280
Operating lease right-of-use asset	710,711	1,131,552	1,069,747
Financing lease right-of-use asset	22,343	28,790	43,084
Advances for building's acquisition	2,000,020	2,000,020
Other assets	764,865	1,057,947	391,624
TOTAL ASSETS	64,519,982	66,014,811	68,038,621
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,605,255	11,911,978	10,134,146
Accounts payable and accrued expenses - related party	1,027,327	231,564	205,360
Accrued interest	185,561	166,348	275,547
Lines of credit	5,989,425	6,630,273	5,758,737
Notes payable	1,622,349	1,570,886	2,158,417
Notes payable - related party	11,368	11,283	10,912
Loans payable - related party	21,158	13,257	12,821
Operating lease liability, current portion	241,422	285,563	239,899
Derivative liability - convertible note			54,293
Convertible notes payable, net of unamortized discount of $0 and $258,938, respectively			100,000
Financing lease liability, current portion	18,888	27,222	24,576
Other current liabilities	4,488,465	3,474,096	2,647,291
TOTAL CURRENT LIABILITIES	25,211,218	24,322,470	21,748,854
Taxes payable			126,855
Share settled debt obligation			1,554,590
Notes payable - long term portion	2,645,623	3,035,341	2,859,570
Operating lease liability, net of current portion	468,157	844,866	828,762
Financing lease liability, net of current portion	5,845	5,261	31,333
Other liabilities	1,212,540	1,763,845	1,358,803
TOTAL LIABILITIES	29,543,383	29,971,783	28,381,912
MEZZANINE EQUITY
Preferred stock, $0.001 par value; 100,000,000 shares authorized: Series A preferred stock, stated value $1.000 per share, 6,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2023 and 2022; liquidation preference of $0 and $372,414 as of December 31, 2023 and 2022			372,414
STOCKHOLDERS' EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized; 23,346,023 and 15,982,472 shares issued and 23,259,526 and 15,895,975 outstanding as of September 30, 2024 and December 31, 2023, respectively	23,346	15,983	10,606
Additional paid-in capital	140,797,456	129,008,301	112,205,952
Subscription receivable	(20)	(20)	(4,750,108)
Treasury stock, at cost, 86,497 and 15,497 shares as of and December 31, 2023 and 2022, respectively	(917,159)	(917,159)	(816,707)
Accumulated deficit	(104,479,192)	(91,644,233)	(66,232,813)
Accumulated other comprehensive loss	(447,832)	(419,844)	(1,132,635)
TOTAL STOCKHOLDERS' EQUITY	34,976,599	36,043,028	39,284,295
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	$ 64,519,982	$ 66,014,811	$ 68,038,621